Equity Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic earnings per common share	$ 3.68	$ 3.55
Diluted earnings per common share	$ 3.68	$ 3.54